Commitments and Contingencies	12 Months Ended
Mar. 31, 2022
Commitments And Contingencies
Commitments and Contingencies

22. Commitments and Contingencies

The Group’s main financial commitments relate to the contractual payments in respect of its licensing agreements. Due to the uncertain nature of scientific research and development and the length of time required to reach commercialisation of the products of this research and development, pre-clinical, clinical and commercial milestone obligations are not detailed until there is a reasonable certainty that the obligation will become payable. Contractual commitments are detailed where amounts are known and certain.

●	OK-101 – We are obligated to pay to On Target Therapeutics the following additional amounts in respect of the first licensed product or service which achieves the stated development milestones:

(a)	First Patient Enrolled in a Phase I Human Clinical trial	$300,000
(b)	First Patient Enrolled in a Phase II Human Clinical trial	$600,000
(c)	First Patient Enrolled in a Phase III Human Clinical trial	$1,500,000

●	BAM8 – The Group are committed to paying an annual license maintenance fee until the first commercial sale. The annual license maintenance fee is $15,000 until May 2021, and $10,000 thereafter.